July 3, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Variable Annuity Account C 1933 Act File No. 333-232464 1940 Act File No. 811-05242
Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify, on behalf of the above-named registrant (“Registrant”), that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Registrant’s initial registration statement filed on July 1, 2019.
Please direct any comments or questions concerning the foregoing to me at (920) 628-2347.
Respectfully,
Cynthia K. Mueller
Senior Counsel